Advances and Other Receivables	12 Months Ended
Dec. 31, 2014
Receivables, Other, Related Parties and Retainage [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 8. Advances and Other Receivables

	December 31,
	2014	2013
Advances to Suppliers and Loans	$1,353	$8,310
Prepaid Income Taxes and Social Contributions	$3,376	$2,281
Employee Receivables	$552	$374
Other Creditors	$227	$2,200
	$5,508	$13,165
Included in advances to suppliers and loans is a loan to Finsocial, a company that makes loans to public school system teachers. At December 31, 2014 and 2013, the loan balances were $2,255 and $4,308 respectively.